Net Income (Expense) from Financial Operations (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Net Income (Expense) from Financial Operations in the Condensed Consolidated Statements of Income

Net income (expense) from financial operations in the Consolidated Statements of Income for the year is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Trading instruments (securities)	(16,517)	23,696	17,287
Financial derivative contracts (trading)	77,172	40,714	77,040
Sale of loans and accounts receivable from customers (*)	12,132	6,476	14,588
Net gain on sale of financial instruments at fair value through other comprehensive income	(31,591)	58,092	35,489
Net result of ineffectiveness and discontinuation of hedge accounting	3,844	(19,890)	(2,597)
Others	10,870	1,799	1,827
Totals	55,910	110,887	143,634

(*)    See details Note 10, letter d.